Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events
NOTE 26	Subsequent Events

On February 11, 2014, with cash on hand, the Company acquired an additional 15% equity interest in CPAY from CPC Holding Company, LLC, a California limited liability company. This purchase reduced the remaining redeemable noncontrolling interest in CPAY to 25% of its total outstanding equity.